Share Based Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of stock options

							SBC Expense - 9 Months Ended
Grant Date	Expiration Date	Exercise Price	Valuation	Volatility	Options Granted	Expected Life (Yrs)	9/30/2024	9/30/2023

3/22/2021	3/22/2026	$0.0900	$190,202	211%	2,000,000	3.4	$0	$14,262
8/24/2022	8/24/2032	$0.0600	$43,456	178%	730,000	5.5	0	0
10/12/2022	10/12/2032	$0.0600	$106,109	162%	2,250,000	5.5	0	0
1/16/2023	1/16/2028	$0.0675	$13,267	174%	250,000	3.3	555	11,054

							$555	$25,316

Schedule of stock option activity

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(Years)	Value
Balance at December 31, 2022	4,980,000	$0.07	7.1	$0
Exercised	0	0	0	0
Issued	250,000	0.07	4.0	0
Canceled	0	0	0	0
Balance at December 31, 2023	5,230,000	0.07	6	0
Exercised	0	0	0	0
Issued	0	0	0	0
Canceled	0	0	0	0
Balance at September 30, 2024	5,230,000	0.07	5.3	0
Options exercisable at September 30, 2024	5,230,000	0.07	5.3	0